BUSINESS COMBINATIONS - Narrative (Details) € in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	May 28, 2016 $ / shares shares
Disclosure of detailed information about business combination [line items]
Goodwill	€ 2,520	€ 2,427
CCE, CCIP And CCEG
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
CCE
Disclosure of detailed information about business combination [line items]
Cash paid per acquiree share (in USD per share) | $ / shares			$ 14.50
Shares issued for each share of acquiree shares held (in shares) | shares			1
Percentage of issued shares received by shareholders in business combination			48.00%
CCE, CCIP And CCEG
Disclosure of detailed information about business combination [line items]
Goodwill	€ 2,440	€ 2,342
CCIP
Disclosure of detailed information about business combination [line items]
Percentage of issued shares received by shareholders in business combination			34.00%
CCEG
Disclosure of detailed information about business combination [line items]
Percentage of issued shares received by shareholders in business combination			18.00%